Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]	Option activity is summarized below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding — January 1, 2019	20,050	$199.06
Granted	—	$—
Exercised	—	$—
Forfeited	(17,450)	$160.93
Options outstanding — December 31, 2019	2,600	$781.19
Granted	130,000	$2.52
Exercised	(30,000)	$2.52
Forfeited	(1,425)	$995.07
Options outstanding — December 31, 2020	101,175	$8.94
Granted	—	$—
Exercised	(100,000)	$2.52
Forfeited	(500)	$542.00
Options outstanding — December 31, 2021	675	$565.76	1.7	$—
Vested and expected to vest — December 31, 2021	675	$565.76	1.7	$—
Exercisable — December 31, 2021	675	$565.76	1.7	$—

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
The following table summarizes information about RSU activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding — January 1, 2019	53,004	$31.21
Granted	100,000	$2.51
Vested and released	(131,541)	$9.68
Forfeited	(665)	$64.95
Outstanding — December 31, 2019	20,798	$4.99
Granted	—	$—
Vested and released	(20,420)	$3.82
Forfeited	(378)	$68.02
Outstanding — December 31, 2020	—	$—
Granted	206,053	$2.80
Vested and released	(133,553)	$2.55
Forfeited	(12,500)	$2.29
Outstanding — December 31, 2021	60,000	$3.46

Schedule of Share-based Compensation, Restricted Stock Awards [Table Text Block]
The following table summarizes information about RSA activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding — January 1, 2019	—	$—
Granted	194,000	$1.20
Vested	(194,000)	$1.20
Outstanding — December 31, 2019	—	$—
Granted	400,841	$1.92
Vested	(400,841)	$1.92
Outstanding — December 31, 2020	—	$—
Granted	301,880	$4.74
Vested	(301,880)	$4.74
Outstanding — December 31, 2021	—	$—

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
The Company recorded the following compensation expense related to its share-based compensation awards (in thousands):

	Year Ended December 31,
	2021	2020	2019
Sales and marketing	$131	$2	$279
Research and development	—	3	61
General and administrative	235	—	297
Total share-based compensation expense	$366	$5	$637